Related-party Information	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 28 – Related-party Information

A.	Identity of related parties:

The Group’s related parties include Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies. Kenon’s immediate holding company is Ansonia Holdings Singapore B.V. A discretionary trust, in which Mr. Idan Ofer is the ultimate beneficiary, indirectly holds 100% of Ansonia Holdings Singapore B.V.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other.

Ordinary course of business transactions are aggregated in this note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Company are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, CEO and CFO are considered key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers):

Key management personnel compensation

	For the year ended December 31,
	2022	2021
	$ Thousands
Short-term benefits	2,229	1,994
Share-based payments	292	258
	2,521	2,252

C.	Transactions with related parties (including associates):

	For the year ended December 31,
	2022	2021	2020
	$ Thousands
Sale of electricity and revenues from provision of services	94,264	88,004	80,416
Cost of sales	(658)	7,802	16
Dividend received from associate	727,309	143,964	-
Other income, net	-	(337)	(90)
Financing expenses, net	580	39,901	2,156
Interest expenses capitalized to property plant and equipment	-	-	119

D.	Balances with related parties (including associates):

	As at December 31,
	2022	2021
	Other related parties *
	$ Thousands
Cash and cash equivalent	176,246	89,814
Short-term deposits and restricted cash	35,662	-
Trade receivables and other receivables	15,421	14,860
Other payables	(535)	(424)

Loans and Other Liabilities
In US dollar or linked thereto	(34,524)	(27,587)

* IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).

These balances relate to amounts with entities that are related to Kenon's beneficial owners.

E.	For further investment by Kenon into OPC, see Note 11.A.5 and 11.A.6.